Investments (excluding Consolidated Investment Entities) - Loans by U.S. Region (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	$ 8,953.3	[1]	$ 8,666.2	[1]	$ 8,695.5	[1]
Loans by region percentage of total loans	100.00%	[1]	100.00%	[1]	100.00%	[1]
Pacific
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	2,025.5	[1]	1,973.9	[1]	2,140.2	[1]
Loans by region percentage of total loans	22.70%	[1]	22.80%	[1]	24.60%	[1]
South Atlantic
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,725.9	[1]	1,687.6	[1]	1,555.4	[1]
Loans by region percentage of total loans	19.30%	[1]	19.40%	[1]	17.90%	[1]
Middle Atlantic
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,000.5	[1]	1,059.5	[1]	1,124.0	[1]
Loans by region percentage of total loans	11.20%	[1]	12.20%	[1]	12.90%	[1]
East North Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,020.1	[1]	962.8	[1]	1,010.4	[1]
Loans by region percentage of total loans	11.40%	[1]	11.10%	[1]	11.60%	[1]
West South Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,301.6	[1]	1,176.3	[1]	1,100.3	[1]
Loans by region percentage of total loans	14.50%	[1]	13.60%	[1]	12.70%	[1]
Mountain
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	800.9	[1]	718.2	[1]	776.9	[1]
Loans by region percentage of total loans	8.90%	[1]	8.30%	[1]	8.90%	[1]
West North Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	535.0	[1]	537.5	[1]	415.4	[1]
Loans by region percentage of total loans	6.00%	[1]	6.20%	[1]	4.80%	[1]
New England
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	334.8	[1]	334.6	[1]	320.0	[1]
Loans by region percentage of total loans	3.70%	[1]	3.90%	[1]	3.70%	[1]
East South Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	$ 209.0	[1]	$ 215.8	[1]	$ 252.9	[1]
Loans by region percentage of total loans	2.30%	[1]	2.50%	[1]	2.90%	[1]

[1]	Balances do not include allowance for mortgage loan credit losses.